UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period: June 30, 2014

Item 1. Proxy Voting Record.

Bridge Builder Trust
Summary of Proxy Votes Cast
For the period ended June 30, 2014

Bridge Builder Bond Fund

Company Name	Provider Security ID	Meeting Type	Meeting Date	Votable Shares	Shares Voted	Proponent	Proposal Text	Management Recommendation	Vote Instruction
Normandy Mortgage Loan Co LLC	65619AAA1	Written Consent	11-Mar-14	1,603,631	1,603,631	Management	Consent to the Terms Set Forth in the Letter of Direction	None	For
Normandy Mortgage Loan Co LLC	85487QAA3	Written Consent	11-Mar-14	935,206	935,206	Management	Consent to the Terms Set Forth in the Letter of Direction	None	For
Stanwich Mortgage Loan Trust	85488AAA7	Written Consent	11-Mar-14	1,214,222	1,214,222	Management	Consent to the Terms Set Forth in the Letter of Direction	None	For
Stanwich Mortgage Loan Trust	85488NAA9	Written Consent	11-Mar-14	2,216,603	2,216,603	Management	Consent to the Terms Set Forth in the Letter of Direction	None	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Bridge Builder Trust

By (Signature and Title)    /s/ Joseph Neuberger
                                              Joseph Neuberger, President

Date      7/25/2014